Document and Entity Information	Jun. 17, 2024
Cover [Abstract]
Entity Incorporation State Country Code	A8
Entity Tax Identification Number	00-0000000
Amendment Flag	false
Entity Central Index Key	0001808158
Document Type	8-K
Document Period End Date	Jun. 17, 2024
Entity Registrant Name	Repare Therapeutics Inc.
Entity File Number	001-39335
Entity Address, Address Line One	7171 Frederick-Banting, Building 2
Entity Address, Address Line Two	Suite 270
Entity Address, City or Town	St-Laurent
Entity Address, State or Province	QC
Entity Address, Country	CA
Entity Address, Postal Zip Code	H4S 1Z9
City Area Code	857
Local Phone Number	412-7018
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common shares, no par value
Trading Symbol	RPTX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false